Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 21, 2011	Dec. 31, 2010
Leases and Purchase Commitments [Abstract]
2013		$ 19.1
2014		13.6
2015		6.6
2016		5.7
2017		4.3
Thereafter		3.8
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals		1.4
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Non-cancelable operating lease terms in years		1 year
Lease renewal option period in years		1 year
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Lease renewal option period in years		5 years
Successor [Member]
Leases and Purchase Commitments [Abstract]
Operating Leases, Rent Expense	0.3	14.2	12.7	13.6
Information Technology [Member]
Leases and Purchase Commitments [Abstract]
Purchase Obligation		56.6
Raw Materials [Member]
Leases and Purchase Commitments [Abstract]
Purchase Obligation		$ 16.6